Changes in the Group- Non-controlling Interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Percentage of additional voting equity interests acquired	0.20%
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure Of Business Combinations [Line Items]
NCI percentage acquired		2.70%
Payment to acquire NCI	£ 1	£ 1
Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Payment to match contributions made by non-controlling interests		6	£ 17
Group's Indonesian subsidiary
Disclosure Of Business Combinations [Line Items]
Payment to acquire NCI		£ 4
Percentage of additional voting equity interests acquired		0.20%